COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13.COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. As of December 31, 2022 the Company currently has two outstanding legal claims that may have an adverse material impact.

Litigation Relating to LBF Acquisition. In the federal court action, Thomas DeRosa, an alleged shareholder of LBF Travel Management Corp. (f/k/a LBF Travel, Inc.), the entity that sold LBF Travel Holdings, LLC to Mondee, sued LBF Travel Management Corp. and its CEO to recover a portion of the proceeds of the sale of LBF Travel Holdings, LLC to Mondee. Mondee was later added as a party to this litigation via a third-party complaint that alleges, among other things, that Mondee aided and abetted the directors and officers of LBF Travel Management Corp. in breaches of their fiduciary duties in connection with the acquisition. The case remains pending in Federal court. There is a separate state court action that has been stayed. While the Company believes it will be successful defending DeRosa’s claims, it is nevertheless reasonably possible that the Company could be required to pay a judgment in favor of DeRosa, but an estimate of a reasonably possible amount of any such payment cannot be made.

On October 13, 2021, Mondee, Inc. received a summons from Global Collect Services B.V. (“Ingenico”) to appear in the District Court of Amsterdam with respect to a claim of $548 for past dues and outstanding invoices, fees, plus interest and costs of collection. The Company is in current discussions to settle this lawsuit, but an estimate of a reasonably possible amount of any such payment cannot be made.

Letters of Credit

The Company had $7,432 and $7,258 secured letters of credit outstanding as of December 31, 2022 and December 31, 2021, respectively. These primarily relate to securing the payment for the potential purchase of airline tickets in the ordinary course of business and are collateralized by term deposits, for which the contractual obligation is less than a year.